RELATED PARTY TRANSACTIONS - Founder Shares (Details)				1 Months Ended		3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Feb. 24, 2021 shares	Feb. 09, 2021 $ / shares shares	May 26, 2020 shares	Feb. 28, 2021 USD ($) $ / shares shares	Feb. 28, 2019 USD ($) shares	Mar. 31, 2021 USD ($)	Sep. 30, 2021 D $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Proceeds from issuance of common stock to initial stockholders | $								$ 25,000	$ 0
Aggregate cash amount for new issuances | $						$ 11,500,000		$ 25,000 [1]
Share dividend			28,750
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders									20.00%
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares									$ 12.50
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences									6 months
Class B Common Stock
Related Party Transaction [Line Items]
Number of shares issued					100
Proceeds from issuance of common stock to initial stockholders | $					$ 25,000
Director Nominees and Affliates
Related Party Transaction [Line Items]
Number of shares sold to director nominees and affliates				194,792
Fair value of shares sold | $				$ 1,229,138
Fair value per share | $ / shares				$ 6.31
Founder Shares
Related Party Transaction [Line Items]
Number of shares issued				35,233	100
Proceeds from issuance of common stock to initial stockholders | $					$ 25,000
Share Price | $ / shares		$ 0.50
Share dividend		4,312,500	28,750
Consideration paid | $				$ 1,247
Number of shares held by the initial stockholders	2,875,000		2,875,000	89,093					2,875,000
Aggregate number of shares owned		4,312,500		105,699
Shares subject to forfeiture	375,000				375,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%				20.00%
Percentage of transfer of founder shares with certain exceptions							50.00%		50.00%
Percentage of transfer of remaining founder shares with certain exceptions							50.00%		50.00%
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares							$ 12.50
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D							20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D							30

[1]	Includes 375,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On February 9, 2021, the Company effected a dividend of 0.50 share for each share of common stock outstanding resulting in there being an aggregate of 4,312,500 shares of common stock outstanding, and on February 24, 2021, the Company rescinded and cancelled the dividend, resulting in there being an aggregate of 2,875,000 shares of common stock outstanding (see Notes 5 and 8).